RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Jun. 30, 2018
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES

NOTE 24. RELATED PARTY TRANSACTIONS AND BALANCES

Sales to related party – Sales to related party consisted of the following:

	For the years ended June 30,
	2017	2018	2019	2019
	RMB	RMB	RMB	U.S. Dollars
Urumqi Yikeli Automatic Control Equipment Co., Ltd.*	¥—	¥577,009	¥3,726,894	$542,741
Total revenues from related party	¥—	¥577,009	¥3,726,894	$542,741

Prepaid expenses - related parties - Prepaid expenses - related parties consisted of the following:

	June 30,	June 30,	June 30,
	2018	2019	2019
	RMB	RMB	U.S. Dollars
Founders	¥—	¥132,600	$19,311
Founders' family member	—	85,000	12,378
Total prepaid expenses - related parties	¥—	¥217,600	$31,689

Leases from related parties - The Company has various agreements for the lease of office space owned by the Founders and their family members. The terms of the agreement state that the Company will continue to lease the property at a monthly rent of ¥140,000 with annual rental expense at ¥1.68 million ($0.24 million). The details of leases from related parties are as below:

			Monthly Rent	Monthly Rent
Lessee	Lessor	Rent Period	RMB	USD
Nanjing Recon	One of the Founders	April 1, 2018 - March 31, 2020	¥60,000	$8,738
BHD	One of the Founders	January 1, 2019 - December 31, 2019	22,500	3,277
BHD	Founders' family member	January 1, 2019 - December 31, 2019	47,500	6,917
Recon-BJ	One of the Founders	July 1, 2019 - June 30, 2020	10,000	1,456

Short-term borrowings from related party - The Company borrowed ¥9,018,065 and ¥9,010,525  ($1,312,187) from one of the Founders as of June 30, 2018 and 2019, respectively. For the specific terms and interest rates of the borrowings, see Note 16.

Long-term borrowings from related party - The Company borrowed ¥9,663,729 and ¥8,977,001  ($1,307,305) from one of the Founders as of June 30, 2018 and 2019, respectively. For the specific terms and interest rates of the borrowings, see Note 17.

Expenses paid by the owner on behalf of Recon – Shareholders of our VIEs paid certain operating expenses for the Company. As of June 30, 2018 and 2019,  ¥2,767,349 and ¥2,029,908  ($295,612) was due to them, respectively. See Note 13.

Other related party transaction - In connection with the Company's ¥2.5 million loan from Bank of Nanjing, one of the founders provided  a guarantee to this bank borrowing (see Note 15).